Retirement benefit obligations - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	5.57%	5.55%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.65%	2.97%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.13%	2.52%
Increase of 0.25% | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	£ 27	£ 28
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(455)	(484)
Increase of 0.25% | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	(46)	(51)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	659	718
Decrease of 0.25% | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	(25)	(27)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	433	467
Decrease of 0.25% | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	45	49
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(700)	(757)
Increase of one year | Expected life expectancy of members:
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	45	46
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(802)	(806)
Decrease of one year | Expected life expectancy of members:
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	(47)	(47)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	£ 827	£ 830